Other Operating Income and Expenses	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Other Operating Income and Expenses	Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 26)	¥—	¥2,390	¥—
Gain on sales of property, plant and equipment and investment property	144	363	165
Gain on divestment of business to Teva Takeda Yakuhin	588	4,117	—
Gain on divestment of business and subsidiaries (Note 18)	7,243	6,081	18,265
Other	11,404	13,262	6,318
Total	¥19,379	¥26,212	¥24,747

Other operating expenses:
Donations and contributions	¥7,009	¥7,663	¥6,866
Restructuring expenses (Note 22)	81,358	128,133	70,818
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 26)	20,757	1,788	1,006
Valuation reserve for pre-launch inventories (reversal)	11,052	(7,313)	50,984
Impairment of assets held for sale (Note 18)	1,685	6,812	1,363
Provisions for legal proceedings related to AMITIZA (Note 31)	—	—	403,478
Other	84,666	69,650	24,466
Total	¥206,527	¥206,733	¥558,979
For the year ended March 31, 2024, ”Other” in other operating expenses includes JPY 45,212 million of legal provision for certain legal proceeding, comprising JPY 26,405 million of additional losses recorded for the supply agreement litigation with AbbVie, Inc. ("AbbVie").
For the year ended March 31, 2025, ”Other” in other operating expenses includes JPY 27,004 million of post-trial access costs related to TAK-611 and TAK-609.